UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Bond Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great West Loomis Sayles Bond Fund performed well throughout the calendar year 2014, withstanding fluctuating investor confidence levels caused by the Federal Reserve’s end to quantitative easing (“QE”) and global economic growth concerns, among other factors. Despite a positive total return, the Fund returned 3.45% (net of fees), underperforming its benchmark, the BofA Merrill Lynch Corporate/Government Index, which returned 6.48% for the one-year period ending December 31, 2014. Underperformance in 2014 was primarily driven by yield curve (a curve that shows the relationship among bond yields across the maturity spectrum) positioning due to a shorter duration (price sensitivity to interest rate changes) stance and a flattening curve, as well as weak security selection within high yield issues and non-U.S.-dollar denominated securities. However, the Fund maintained solid three-, five- and ten-year annualized returns against its multisector peer group, as defined by Morningstar, falling in the top quintile for all periods. The multisector Fund has the flexibility to opportunistically invest in various fixed income sectors including U.S. government obligations, foreign bonds and high yield domestic debt securities.

During the first quarter, periodic volatility was the result of rising geopolitical fears and the cautious approach of the Federal Reserve to winding down its QE program. The largest contributors to excess return were high yield and convertible issues, as U.S. high yield was one of the top-performing U.S. fixed income asset classes in the first quarter of 2014, second only to municipals. U.S. high yield performance was driven by both the lowest CCC-rated and the highest BB-rated bonds. Foreign currency performance was mixed over the quarter, with many emerging market (“EM”) exchange rates depreciated against the U.S. dollar. Geopolitical tension and uncertainty over the Russia-Ukraine situation pulled down the Russian ruble specifically. However, depreciation in other EM currencies was fairly muted. Strong issue selection within non-U.S.-dollar securities supported relative return.

Positive excess return during the second quarter was boosted by strong security selection within our non-U.S.-dollar-denominated securities, high yield bonds and stocks. A pursuit for global high yield credit risk throughout the second quarter helped push option-adjusted spreads to seven-year lows. BB-rated bonds within the U.S. index had the longest duration and earned the highest total return over the quarter. In general, developed market government bonds had another strong quarter, fueled by stable-to-accelerating economic growth and low-to-moderate inflation. Risk taking was also supported by the global expansion and easy monetary policy maintained by many central banks. The rally in European peripheral debt accelerated in early June after European Central Bank (ECB) President Mario Draghi announced additional monetary easing measures and cut rates.

The Fund underperformed its benchmark during the third and fourth quarters of 2014, with a negative total return for each period. Underperformance was primarily driven by weak security selection within our out-of-benchmark holdings, with non-U.S.-dollar-denominated issues and high yield bonds detracting the most from excess return. Our allocation to U.S. Treasurys on the short end of the yield curve diminished relative performance, as the curve continued to flatten throughout the year. After essentially flat performance in the first two quarters of the year, the U.S. dollar index (“DXY”) rallied for a significant 7.8% gain in the third quarter. Most of the DXY move can be explained by diverging monetary policies and interest rates between the U.S. and Europe. The Federal Reserve grew less dovish and continued to wind down asset purchases, just as the Governing Council at the ECB discussed potential asset purchase programs that could expand the ECB’s balance sheet. Additionally, a less dovish message from Federal Open Market Committee (“FOMC”) participants caused investors to reassess the future path of federal funds rate hikes, which introduced volatility to the markets. On the back of the improving U.S. economy, the dollar galloped ahead again in the fourth quarter, putting every other currency return in negative territory. Coincidence with dollar strength, the drop in oil prices intensified and wreaked havoc on energy-linked assets.

Overall, allocations to investment grade bonds, convertibles and stocks helped buoy relative performance during 2014 with positive total returns. Specifically, security selection within investment grade bonds, particularly industrials, benefited relative return. Investment grade securities and convertible bonds were the shining stars of fixed income markets during the calendar year. Convertible bonds were also aided by the continued rally in the equity markets. The U.S. economy continued to accelerate in contrast to stagnant or slowing growth in Europe, Japan and many emerging economies. The global monetary policy divergence that has been developing since 2013 seems at its most extreme yet. These diverging dynamics have reinforced the U.S. dollar’s strength and continued to drive markets. Within the investment grade sector, we continue to take on interest rate risk by moving to the belly of the curve. We remain focused on crossover and BBB-rated securities. Strong showings by individual convertible names, specifically within the technology industry, allowed the sector to assist absolute and relative return. This sector helps offer additional diversification to the Fund due to lower interest rate sensitivity. We will maintain these allocations, while reducing risk by shifting to more balanced convertibles and increasing diversification. A strong year for the stock market was reflected in the Fund by favorable results from equity securities.

Looking forward, credit research and issue selection will remain of paramount importance in pursuing excess return. We believe the U.S. will continue to grow in 2015, with fewer headwinds. Growth should be supported by low interest rates, low energy prices, solid job growth, decent profits and better lending conditions. Given a relatively strong economy, we expect the U.S. dollar’s strength to continue in 2015. We will continue using a flexible approach, using various asset classes to build yield into the Fund.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	BofA Merrill Lynch Corporate/Government Index
	10,000.00	10,000.00
2005	10,371.00	10,251.00
2006	11,522.18	10,644.64
2007	12,455.48	11,418.61
2008	9,747.66	11,984.06
2009	13,496.61	12,563.49
2010	15,219.80	13,421.58
2011	15,894.04	14,577.17
2012	18,441.86	15,319.15
2013	19,924.40	14,909.28
2014	20,612.24	15,875.93

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	3.45%	8.84%	7.50%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Rating as of December 31, 2014

Rating	% of Fund Investments
A1	0.51%
A2	1.47
A3	4.09
Aaa	28.10
B1	3.21
B2	4.99
B3	2.48
Ba1	6.77
Ba2	2.28
Ba3	4.06
Baa1	1.47
Baa2	5.78
Baa3	9.40
Ca	0.23
Caa1	1.56
Caa2	0.45
Caa3	0.08
Withdrawn Rating	1.86
Not Rated	5.54
Common Stock	1.31
Convertible Preferred Stock	0.70
Preferred Stock	1.21
P-1	12.45
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)
Actual	$1,000.00	$972.11	$4.44

Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 0.32%
$ 261,781	Community Program Loan Trust Series 1987-A, Class A5
	4.50%, 04/01/2029	$264,076
1,500,000	Ford Auto Securitization Trust (b) Series 2014-R2A, Class A2
	CAD, 1.59%, 12/15/2017	1,292,069
200,000	GS Mortgage Securities Trust (c) Series 2007-GG10, Class AM
	5.80%, 08/10/2045	204,339
812,496	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A, Class A1
	CAD, 2.00%, 07/12/2047	699,412

TOTAL ASSET-BACKED SECURITIES — 0.32% (Cost $2,522,106)		$2,459,896

CORPORATE BONDS AND NOTES
Basic Materials — 5.56%
	Alcoa Inc
140,000	5.87%, 02/23/2022	154,855
8,335,000	5.90%, 02/01/2027	9,078,015
255,000	6.75%, 01/15/2028	286,769
	ArcelorMittal
935,000	6.13%, 06/01/2018	996,944
80,000	6.00%, 03/01/2021	83,200
895,000	7.50%, 10/15/2039	926,325
3,625,000	7.25%, 03/01/2041	3,661,250
3,565,000	Barminco Finance Property Ltd(b)(d)
	9.00%, 06/01/2018	3,244,150
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	477,746
3,485,000	5.25%, 04/01/2042	3,221,356
2,825,000	Barrick North America Finance LLC
	5.75%, 05/01/2043	2,803,047
	Cliffs Natural Resources Inc(d)
370,000	4.80%, 10/01/2020	199,800
170,000	4.88%, 04/01/2021	91,375
1,790,000	6.25%, 10/01/2040	930,800
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	142,837
700,000	7.25%, 06/01/2028	919,299
90,000	8.88%, 05/15/2031	139,478
3,910,000	Hercules Inc
	6.50%, 06/30/2029	3,519,000
1,000,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC(d)
	9.00%, 11/15/2020	715,000
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,786,187
190,000	5.25%, 03/01/2022	204,101
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021	342,000
2,220,000	7.88%, 02/15/2023	1,354,200
2,080,000	Newmont Mining Corp
	4.88%, 03/15/2042	1,811,653

Principal Amount(a)		Fair Value

Basic Materials — (continued)
$ 600,000	Rain CII Carbon LLC / CII Carbon Corp(b)
	8.25%, 01/15/2021	$613,500
	United States Steel Corp
680,000	7.50%, 03/15/2022	710,600
2,215,000	6.65%, 06/01/2037	2,015,650
	Westvaco Corp
485,000	8.20%, 01/15/2030	641,733
230,000	7.95%, 02/15/2031	303,351

		43,374,221

Communications — 6.13%
	Alcatel-Lucent USA Inc
2,325,000	6.75%, 11/15/2020(b)	2,454,037
250,000	6.50%, 01/15/2028	240,625
7,545,000	6.45%, 03/15/2029	7,205,475
24,300,000	America Movil SAB de CV
	MXP, 6.45%, 12/05/2022	1,609,981
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(b)
280,000	5.25%, 02/15/2022(d)	282,100
695,000	5.88%, 03/15/2025	700,213
	CenturyLink Inc
860,000	7.60%, 09/15/2039	851,400
425,000	7.65%, 03/15/2042	422,875
305,000	Consolidated Communications Inc(b)
	6.50%, 10/01/2022	305,763
390,000	DISH DBS Corp(b)
	5.88%, 11/15/2024	391,950
1,540,000	Eircom Finance Ltd(b)
	EUR, 9.25%, 05/15/2020	2,010,231
775,000	Embarq Corp
	8.00%, 06/01/2036	866,063
290,000	Lamar Media Corp
	5.00%, 05/01/2023	287,100
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	116,050
420,000	7.00%, 06/01/2020	442,575
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037	72,271
	Portugal Telecom International Finance
300,000	EUR, 5.63%, 02/08/2016	375,504
1,350,000	EUR, 5.00%, 11/04/2019	1,707,734
1,300,000	EUR, 4.50%, 06/16/2025	1,560,642
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	161,625
1,960,000	6.88%, 07/15/2028	1,960,000
3,500,000	7.75%, 02/15/2031	3,550,312
	Qwest Corp
500,000	7.25%, 09/15/2025	595,487
2,155,000	6.88%, 09/15/2033	2,161,607
	Sprint Capital Corp
435,000	6.90%, 05/01/2019	443,700
5,084,000	6.88%, 11/15/2028	4,473,920
130,000	8.75%, 03/15/2032	125,775

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Communications — (continued)
	Sprint Communications Inc
$ 606,000	6.00%, 12/01/2016	$633,891
325,000	6.00%, 11/15/2022	299,000
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	512,500
940,000	6.00%, 09/30/2034	940,000
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	249,076
200,000	GBP, 5.29%, 12/09/2022	358,829
400,000	GBP, 5.38%, 02/02/2026	722,252
525,000	7.05%, 06/20/2036	690,628
35,000	Time Warner Cable Inc
	5.88%, 11/15/2040	41,732
1,300,000	UPC Holding BV(b)
	EUR, 6.38%, 09/15/2022	1,698,915
2,100,000	Videotron Ltd(b)
	CAD, 5.63%, 06/15/2025	1,798,502
400,000	Virgin Media Finance PLC(b)
	6.00%, 10/15/2024	418,500
4,000,000	VTR Finance BV(b)
	6.88%, 01/15/2024	4,080,000

		47,818,840

Consumer, Cyclical — 11.52%
267,721	Air Canada 2013-1 Class B Pass Through Trust(b)
	5.38%, 05/15/2021	271,736
379,490	American Airlines 2013-1 Class A Pass Through Trust
	4.00%, 07/15/2025	386,131
188,451	American Airlines 2013-1 Class B Pass Through Trust(b)
	5.63%, 01/15/2021	192,220
6,079,155	American Airlines 2013-2 Class A Pass Through Trust
	4.95%, 01/15/2023	6,512,295
7,440,000	American Airlines Group Inc(b)
	5.50%, 10/01/2019	7,570,200
421,593	Atlas Air 1998-1 Class B Pass Through Trust(e)
	7.68%, 01/02/2016	428,971
321,783	Atlas Air 1999-1 Class B Pass Through Trust(e)
	7.63%, 01/02/2015	326,610
913,951	Atlas Air 1999-1 Class C Pass Through Trust(e)(f)
	8.77%, 01/02/2011	1,197,276
138,101	Atlas Air 2000-1 Class B Pass Through Trust(e)
	9.06%, 01/02/2016	148,458
1,360,000	Beazer Homes USA Inc
	7.25%, 02/01/2023	1,319,200
13,580,000	Best Buy Co Inc
	5.00%, 08/01/2018	14,046,812
10,658	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	11,484

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$ 199,443	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015	$210,034
89,037	Continental Airlines 2012-1 Class B Pass Through Trust
	6.25%, 04/11/2020	93,489
645,000	Continental Airlines 2012-3 Class C Pass Through Trust
	6.13%, 04/29/2018	685,312
949,852	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022	1,101,828
219,056	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016	247,533
	Dillard’s Inc
430,000	6.63%, 01/15/2018	470,850
500,000	7.88%, 01/01/2023	577,500
1,070,000	7.75%, 07/15/2026	1,190,375
850,000	Foot Locker Inc(e)
	8.50%, 01/15/2022	936,222
	Ford Motor Co
155,000	6.50%, 08/01/2018	177,317
245,000	7.13%, 11/15/2025	301,079
265,000	7.50%, 08/01/2026	337,631
50,000	6.63%, 02/15/2028	58,299
755,000	6.63%, 10/01/2028	927,280
2,080,000	6.38%, 02/01/2029	2,511,392
2,035,000	7.45%, 07/16/2031	2,762,706
1,440,000	7.40%, 11/01/2046	2,073,575
1,215,000	GameStop Corp(b)(d)
	5.50%, 10/01/2019	1,218,037
2,595,000	Group 1 Automotive Inc(b)
	5.00%, 06/01/2022	2,536,612
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017	2,840,074
3,750,000	INVISTA Finance LLC(b)
	4.25%, 10/15/2019	3,750,000
166,000	JC Penney Corp Inc
	6.38%, 10/15/2036	107,900
45,000	K Hovnanian Enterprises Inc
	5.00%, 11/01/2021	38,250
450,000	KB Home
	4.75%, 05/15/2019	443,250
	Lennar Corp
1,925,000	5.60%, 05/31/2015	1,953,875
1,760,000	4.50%, 06/15/2019	1,760,000
1,330,000	4.75%, 11/15/2022	1,303,400
	New Albertsons Inc
580,000	7.75%, 06/15/2026	519,100
755,000	6.63%, 06/01/2028	600,225
4,715,000	7.45%, 08/01/2029	4,219,925
75,000	8.70%, 05/01/2030	72,000
1,280,000	8.00%, 05/01/2031	1,158,400
1,815,000	Newell Rubbermaid Inc
	4.00%, 12/01/2024	1,852,344
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,000,000
3,870,000	6.00%, 02/15/2035	3,695,850

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$ 2,723,847	Servus Luxembourg Holding SCA(b)
	EUR, 7.75%, 06/15/2018	$3,468,381
665,000	Toro Co
	6.63%, 05/01/2037	784,952
1,420,000	Toys R Us Inc
	7.38%, 10/15/2018	930,100
347,764	United Airlines 2007-1 Pass Through Trust
	6.64%, 07/02/2022	375,585
111,022	United Airlines 2009-1 Pass Through Trust
	10.40%, 11/01/2016	123,712
1,065,000	United Airlines 2014-1 Class A Pass Through Trust
	4.00%, 04/11/2026	1,080,975
590,949	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023	688,456
1,256,511	US Airways 2012-1 Class A Pass Through Trust
	5.90%, 10/01/2024	1,401,010
2,216,269	US Airways 2012-1 Class B Pass Through Trust
	8.00%, 10/01/2019	2,460,059
1,219,869	US Airways 2012-1 Class C Pass Through Trust
	9.13%, 10/01/2015	1,262,565
883,041	US Airways 2012-2 Class A Pass Through Trust
	4.63%, 06/03/2025	927,193
275,000	Weyerhaeuser Real Estate Co(b)
	4.38%, 06/15/2019	271,219

		89,917,264

Consumer, Non-cyclical — 3.74%
440,000	Avon Products Inc
	6.95%, 03/15/2043	363,000
430,000	BioScrip Inc(b)
	8.88%, 02/15/2021	387,000
620,000	Boston Scientific Corp
	6.00%, 01/15/2020	698,727
285,000	Delhaize Group SA
	5.70%, 10/01/2040	299,009
1,300,000	DP World Ltd(b)
	6.85%, 07/02/2037	1,466,114
970,000	DS Services of America Inc(b)
	10.00%, 09/01/2021	1,120,350
	HCA Inc
150,000	6.38%, 01/15/2015	150,000
150,000	7.19%, 11/15/2015	156,188
130,000	5.88%, 03/15/2022	142,350
45,000	4.75%, 05/01/2023	45,788
1,875,000	5.88%, 05/01/2023	1,975,781
395,000	7.50%, 12/15/2023	442,400
575,000	8.36%, 04/15/2024	675,625
765,000	7.69%, 06/15/2025	860,625
1,115,000	7.58%, 09/15/2025	1,243,225
2,505,000	7.05%, 12/01/2027	2,542,575
725,000	7.50%, 11/06/2033	761,250

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$ 175,000	7.75%, 07/15/2036	$187,250
285,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b)
	7.88%, 10/01/2022	276,450
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(d)	292,825
1,970,000	7.00%, 02/15/2022	2,112,825
105,000	6.50%, 11/15/2023(d)	107,625
1,010,000	6.00%, 04/01/2024(d)	994,850
1,964,000	ServiceMaster Co
	7.00%, 08/15/2020	2,032,740
3,195,000	SUPERVALU Inc(d)
	6.75%, 06/01/2021	3,139,087
425,000	Tenet Healthcare Corp
	6.88%, 11/15/2031	399,500
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	489,278
775,000	6.13%, 06/15/2023	813,750
4,850,000	5.75%, 11/15/2024	4,995,500
35,000	Valeant Pharmaceuticals International(b)
	6.38%, 10/15/2020	36,575

		29,208,262

Energy — 2.44%
1,132,584	Alta Wind Holdings LLC(b)
	7.00%, 06/30/2035	1,286,250
	Baytex Energy Corp(b)
30,000	5.13%, 06/01/2021	25,500
45,000	5.63%, 06/01/2024	38,250
	California Resources Corp(b)
205,000	5.00%, 01/15/2020(d)	177,837
3,395,000	5.50%, 09/15/2021	2,902,725
450,000	6.00%, 11/15/2024(d)	380,250
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020	37,188
35,000	6.88%, 11/15/2020	37,625
	Continental Resources Inc
220,000	3.80%, 06/01/2024(d)	196,800
45,000	4.50%, 04/15/2023	42,802
395,000	DCP Midstream LLC(b)
	6.45%, 11/03/2036	413,443
500,000	EQT Corp
	8.13%, 06/01/2019	602,787
200,000	Global Marine Inc
	7.00%, 06/01/2028	180,047
760,000	Halcon Resources Corp(d)
	8.88%, 05/15/2021	571,900
	Hercules Offshore Inc(b)
3,425,000	8.75%, 07/15/2021(d)	1,575,500
635,000	7.50%, 10/01/2021	279,400
600,000	IFM US Colonial Pipeline 2 LLC(b)
	6.45%, 05/01/2021	652,261
250,000	Kinder Morgan Inc
	7.80%, 08/01/2031	304,408
2,700,000	Newfield Exploration Co
	5.63%, 07/01/2024	2,671,313

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Energy — (continued)
	Paragon Offshore PLC(b)(d)
$ 741,000	6.75%, 07/15/2022	$452,010
1,714,000	7.25%, 08/15/2024	1,028,400
2,135,000	Precision Drilling Corp(b)
	5.25%, 11/15/2024	1,750,700
1,060,000	SandRidge Energy Inc(d)
	7.50%, 02/15/2023	667,800
3,205,000	Sidewinder Drilling Inc(b)
	9.75%, 11/15/2019	1,786,787
	Transocean Inc
370,000	6.38%, 12/15/2021	341,306
775,000	3.80%, 10/15/2022(d)	628,002

		19,031,291

Financial — 16.95%
100,000	AGFC Capital Trust I(b)(c)
	6.00%, 01/15/2067	74,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016	255,637
552,000	8.00%, 12/31/2018	626,520
1,500,000	3.50%, 01/27/2019	1,482,000
3,770,000	5.13%, 09/30/2024	3,826,550
869,000	8.00%, 11/01/2031	1,107,975
	American International Group Inc
80,000	5.45%, 05/18/2017	87,288
145,000	5.85%, 01/16/2018	162,124
60,000	4.88%, 06/01/2022	67,401
75,000	4.13%, 02/15/2024	79,838
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018	1,167,990
	Bank of America Corp
50,000	EUR, 0.63%, 09/14/2018(c)	59,020
800,000	5.49%, 03/15/2019	885,212
1,724,000	7.63%, 06/01/2019	2,083,647
800,000	3.30%, 01/11/2023	800,062
450,000	4.25%, 10/22/2026	448,990
1,900,000	6.11%, 01/29/2037	2,243,433
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015	2,857,641
850,000	Camden Property Trust
	5.70%, 05/15/2017	926,064
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,249,956
100,000	EUR, 1.35%, 11/30/2017(c)	120,751
5,925,000	3.50%, 05/15/2023	5,767,928
125,000	5.88%, 02/22/2033	144,186
360,000	6.13%, 08/25/2036	429,146
4,273,140	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(b)
	6.13%, 11/30/2019	4,486,797
135,000	Duke Realty LP
	5.95%, 02/15/2017	146,388
2,125,000	Fidelity National Financial Inc
	5.50%, 09/01/2022	2,315,130
1,900,000	Forethought Financial Group Inc(b)
	8.63%, 04/15/2021	2,176,288
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,174,564
400,000	NZD, 6.75%, 09/26/2016	325,360

Principal Amount(a)		Fair Value

Financial — (continued)
$ 680,000	NZD, 5.50%, 02/01/2017	$543,647
1,210,000	General Motors Financial Co Inc
	4.38%, 09/25/2021	1,262,937
	Genworth Holdings Inc
635,000	4.90%, 08/15/2023	511,618
390,000	4.80%, 02/15/2024(d)	316,145
450,000	6.50%, 06/15/2034	372,251
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(g)	7,217,799
1,600,000	6.75%, 10/01/2037	2,011,800
1,560,000	Hanover Insurance Group Inc
	6.38%, 06/15/2021	1,767,212
2,520,000	HBOS PLC(b)
	6.75%, 05/21/2018	2,808,530
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,865,057
2,200,000	7.50%, 04/15/2018	2,549,360
	International Lease Finance Corp
295,000	6.25%, 05/15/2019	322,287
290,000	8.25%, 12/15/2020	349,450
1,105,000	4.63%, 04/15/2021	1,124,337
1,385,000	5.88%, 08/15/2022	1,502,725
	iStar Financial Inc
20,000	6.05%, 04/15/2015	20,200
115,000	3.88%, 07/01/2016	115,138
110,000	5.85%, 03/15/2017	112,750
575,000	7.13%, 02/15/2018	603,750
350,000	4.88%, 07/01/2018	343,875
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b)
	6.88%, 04/15/2022	315,675
	Jefferies Group LLC
375,000	3.88%, 11/09/2015(d)	382,924
265,000	5.13%, 04/13/2018	279,471
975,000	6.88%, 04/15/2021	1,108,341
1,165,000	5.13%, 01/20/2023	1,184,243
705,000	6.45%, 06/08/2027	731,466
1,140,000	6.25%, 01/15/2036	1,120,362
1,335,000	JPMorgan Chase & Co
	NZD, 4.25%, 11/02/2018	1,032,533
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029	1,269,691
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
	7.38%, 10/01/2017	587,100
2,115,000	Lloyds Bank PLC(b)
	6.50%, 09/14/2020	2,450,695
600,000	MBIA Insurance Corp(b)(c)
	11.49%, 01/15/2033	360,000
245,000	MetLife Capital Trust X(b)
	9.25%, 04/08/2038	350,350
1,355,000	MetLife Inc
	10.75%, 08/01/2039	2,201,875
	Morgan Stanley
100,000	0.71%, 10/15/2015(c)	100,164
1,700,000	AUD, 7.63%, 03/03/2016	1,454,040
300,000	0.68%, 10/18/2016(c)	299,100
1,025,000	AUD, 4.75%, 11/16/2018	867,987
435,000	5.75%, 01/25/2021	499,359

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Financial — (continued)
$ 2,225,000	CAD, 3.13%, 08/05/2021	$1,923,118
570,000	3.75%, 02/25/2023	584,718
11,545,000	4.10%, 05/22/2023	11,688,597
3,895,000	4.35%, 09/08/2026	3,918,273
3,005,000	Mutual of Omaha Insurance Co(b)
	6.80%, 06/15/2036	3,951,470
	Navient LLC
100,000	5.00%, 04/15/2015	100,750
100,000	4.63%, 09/25/2017	101,500
2,175,000	8.45%, 06/15/2018	2,425,125
345,000	5.50%, 01/15/2019	352,762
1,015,000	4.88%, 06/17/2019	1,017,943
190,000	5.50%, 01/25/2023(d)	181,925
3,035,000	5.63%, 08/01/2033	2,291,425
2,120,000	Old Republic International Corp
	4.88%, 10/01/2024	2,213,015
535,000	Penn Mutual Life Insurance Co(b)
	6.65%, 06/15/2034	700,041
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(h)	79,833
905,000	EUR, 5.50%,Perpetual(h)	1,040,343
620,000	6.10%, 06/10/2023	672,449
1,185,000	6.00%, 12/19/2023	1,282,642
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	63,591
400,000	EUR, 6.93%, 04/09/2018	557,301
50,000	EUR, 4.63%, 09/22/2021(c)	61,991
100,000	Santander Financial Issuances Ltd
	7.25%, 11/01/2015	104,699
300,000	Santander Issuances SAU(b)
	5.91%, 06/20/2016	312,638
1,700,000	Societe Generale SA(b)(c)(d)(h)
	5.92%, Perpetual	1,762,696
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	945,000
825,000	5.25%, 12/15/2019	808,500
2,545,000	6.00%, 06/01/2020	2,519,550
2,055,000	7.75%, 10/01/2021	2,301,600
825,000	8.25%, 10/01/2023	924,000
	XLIT Ltd
575,000	6.38%, 11/15/2024	684,088
725,000	6.25%, 05/15/2027	875,388

		132,341,101

Industrial — 4.19%
	AECOM Technology Corp(b)
215,000	5.75%, 10/15/2022	219,838
225,000	5.88%, 10/15/2024	230,063
159,000	Agilent Technologies Inc
	6.50%, 11/01/2017	176,485
1,650,000	APL Ltd
	8.00%, 01/15/2024	1,435,500
2,390,000	Atrium Windows & Doors Inc(b)
	7.75%, 05/01/2019	2,007,600
	Bombardier Inc(b)
6,985,000	6.00%, 10/15/2022	7,054,850
1,550,000	CAD, 7.35%, 12/22/2026	1,374,161
425,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019	447,313

Principal Amount(a)		Fair Value

Industrial — (continued)
$ 950,000	Corning Inc
	7.25%, 08/15/2036	$1,234,173
248,000	Emeco Property Ltd(b)(d)
	9.88%, 03/15/2019	188,480
3,500,000	Hellenic Railways Organization SA(c)
	EUR, 0.66%, 05/24/2016	3,472,852
2,030,000	Jack Cooper Holdings Corp(b)
	9.25%, 06/01/2020	2,101,050
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,150,000
1,620,000	6.50%, 08/15/2032	1,656,450
1,025,000	Meccanica Holdings USA Inc(b)
	6.25%, 01/15/2040	973,750
386,000	Missouri Pacific Railroad Co
	5.00%, 01/01/2045	370,188
865,000	Owens Corning
	7.00%, 12/01/2036	1,071,602
3,930,000	Rock-Tenn Co
	4.00%, 03/01/2023	4,003,691
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,343,000
837,000	6.50%, 07/15/2024	841,185
375,000	Transfield Services Ltd(b)
	8.38%, 05/15/2020	399,375

		32,751,606

Technology — 0.76%
655,000	Advanced Micro Devices Inc(d)
	7.00%, 07/01/2024	555,113
2,445,000	Amkor Technology Inc
	6.38%, 10/01/2022	2,359,425
	First Data Corp
1,057,000	11.25%, 01/15/2021	1,199,695
516,000	10.63%, 06/15/2021	584,370
1,053,000	11.75%, 08/15/2021	1,208,317

		5,906,920

Utilities — 1.20%
2,005,000	AES Corp
	4.88%, 05/15/2023	1,989,963
1,150,210	Bruce Mansfield Unit 1 2007 Pass Through Trust
	6.85%, 06/01/2034	1,295,856
1,587,000	DPL Inc(b)
	6.75%, 10/01/2019	1,602,870
2,210,000	EDP Finance BV(b)
	4.13%, 01/15/2020	2,222,376
1,900,000	Enel Finance International NV(b)
	6.00%, 10/07/2039	2,232,551

		9,343,616

TOTAL CORPORATE BONDS AND NOTES — 52.49% (Cost $387,376,045)		$409,693,121

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

CONVERTIBLE BONDS
Basic Materials — 0.03%
$ 215,000	RPM International Inc
	2.25%, 12/15/2020	$250,609

Communications — 1.20%
400,000	Alcatel-Lucent
	EUR, 0.13%, 01/30/2020	1,983,519
	Ciena Corp
3,825,000	0.88%, 06/15/2017(d)	3,789,141
1,045,000	3.75%, 10/15/2018(b)	1,293,841
1,140,000	JDS Uniphase Corp(d)
	0.63%, 08/15/2033	1,204,125
595,000	Level 3 Communications Inc
	7.00%, 03/15/2015	1,079,925
59,172	Liberty Interactive LLC
	3.50%, 01/15/2031	31,583

		9,382,134

Consumer, Cyclical — 0.10%
780,000	KB Home
	1.38%, 02/01/2019	773,175

Consumer, Non-cyclical — 0.22%
160,000	Hologic Inc(i)
	2.00%, 03/01/2042	178,200
570,000	Omnicare Inc
	3.75%, 12/15/2025	1,572,487

		1,750,687

Energy — 0.93%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035	374,531
3,265,000	2.50%, 05/15/2037	3,171,132
4,120,000	2.25%, 12/15/2038	3,700,275

		7,245,938

Financial — 0.30%
35,000	iStar Financial Inc
	3.00%, 11/15/2016	44,253
195,000	Jefferies Group LLC
	3.88%, 11/01/2029	201,459
1,810,000	Old Republic International Corp(d)
	3.75%, 03/15/2018	2,097,338

		2,343,050

Industrial — 0.02%
95,000	Trinity Industries Inc
	3.88%, 06/01/2036	124,806

Technology — 2.56%
	Intel Corp
4,565,000	2.95%, 12/15/2035	5,997,269
6,090,000	3.25%, 08/01/2039	10,588,987

Principal Amount(a)		Fair Value

Technology — (continued)
$ 3,395,000	Nuance Communications Inc
	2.75%, 11/01/2031	$3,384,391

TOTAL CONVERTIBLE BONDS — 5.36% (Cost $33,524,177)		$41,841,046

FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
35,340,000	CAD, 2.50%, 06/01/2015	30,606,606
3,625,000	CAD, 3.00%, 12/01/2015	3,176,072
13,981,000	CAD, 1.25%, 02/01/2016	12,065,682
8,945,000	CAD, 1.25%, 09/01/2018	7,716,660
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017	14,260,417
	Mexican Bonos
835,000(j)	MXP, 6.50%, 06/10/2021	5,943,746
845,500(j)	MXP, 8.00%, 12/07/2023	6,586,186
1,145,000(j)	MXP, 10.00%, 12/05/2024	10,164,969
335,000(j)	MXP, 7.50%, 06/03/2027	2,533,870
85,000(j)	MXP, 8.50%, 05/31/2029	696,157
115,000(j)	MXP, 7.75%, 05/29/2031	885,304
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	7,937,718
10,505,000	AUD, 3.50%, 03/20/2019	8,936,578
12,670,000	New Zealand Government Bond
	NZD, 5.00%, 03/15/2019	10,433,920
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015	2,498,921
34,725,000	NOK, 4.25%, 05/19/2017	5,030,266
6,700,000	Portugal Government International Bond(b)(d)
	5.13%, 10/15/2024	7,038,471
300,000	Portugal Telecom International Finance BV
	EUR, 4.38%, 03/24/2017	374,520
862,692	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016	776,690

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 17.64% (Cost $147,125,273)		$137,662,753

MUNICIPAL BONDS AND NOTES
1,675,000	Michigan Tobacco Settlement Finance Authority
	7.31%, 06/01/2034	1,449,913
1,495,000	State of Illinois
	5.52%, 04/01/2038	1,472,949
4,410,000	Tobacco Settlement Financing Corp
	6.71%, 06/01/2046	3,313,145

TOTAL MUNICIPAL BONDS AND NOTES — 0.80% (Cost $7,566,378)		$6,236,007

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
100,000,000	0.25%, 09/30/2015(d)	100,031,200
4,845,000	0.38%, 11/15/2015	4,849,545
5,465,000	0.25%, 12/15/2015(d)	5,465,426

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)				Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 23,310,000	0.25%, 02/29/2016		$	23,280,863

TOTAL U.S. TREASURY BONDS AND NOTES — 17.12% (Cost $133,551,433)		$		133,627,034

Shares

COMMON STOCK
Basic Materials — 0.79%
26,521	PPG Industries Inc			6,130,329

Consumer, Cyclical — 0.34%
172,110	Ford Motor Co			2,667,705

Energy — 0.10%
42,007	Chesapeake Energy Corp			822,077

Industrial — 0.24%
51,679	Corning Inc			1,184,999
26,029	Owens-Illinois Inc (k)			702,523

				1,887,522

TOTAL COMMON STOCK — 1.47% (Cost $6,359,417)		$		11,507,633

CONVERTIBLE PREFERRED STOCK
Energy — 0.06%
240	Chesapeake Energy Corp, 5.75%(b)			245,700
3,999	SandRidge Energy Inc, 7.00%			220,445

				466,145

Financial — 0.50%
976	Crown Castle International Corp, 4.50%			100,518
35,349	FelCor Lodging Trust Inc Series A, 1.95%			903,058
51,187	Weyerhaeuser Co Series A, 6.38%			2,952,850

				3,956,426

Industrial — 0.19%
12,500	Stanley Black & Decker Inc Series A, 6.25%(d)			1,462,750

Shares			Fair Value

Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%		$307,892

TOTAL CONVERTIBLE PREFERRED STOCK — 0.79% (Cost $5,699,238)		$	6,193,213

PREFERRED STOCK
Basic Materials — 0.33%
6,215	Alcoa Inc		314,440
112,340	ArcelorMittal (d)		1,969,455
43,325	Cliffs Natural Resources Inc		290,278

			2,574,173

Energy — 0.35%
9,974	Chesapeake Energy Corp (d)		924,019
30,000	El Paso Energy Capital Trust I		1,817,814

			2,741,833

Financial — 0.56%
1,838	Ally Financial Inc (b)		1,837,253
1,484	Bank of America Corp		1,709,382
3,200	Health Care REIT Inc		211,300
1,013	iStar Financial Inc		59,889
10,955	SLM Corp		540,301

			4,358,125

Utilities — 0.12%
25,000	Southern California Edison Co (d)		600,250
3,600	Union Electric Co		342,000

			942,250

TOTAL PREFERRED STOCK — 1.36% (Cost $9,445,777)		$	10,616,381

Principal Amount(a)

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.28%
	Federal Home Loan Bank
$ 5,000,000	0.00%, 01/02/2015		5,000,000
5,000,000	0.02%, 01/09/2015		4,999,978

			9,999,978

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)			Fair Value

Repurchase Agreements — 14.03%
$ 25,997,009	Undivided interest of 29.97% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $25,997,009 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (l)	$	25,997,009

25,997,008	Undivided interest of 30.99% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $25,997,008 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (l)		25,997,008

25,997,008	Undivided interest of 54.20% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $25,997,008 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (l)		25,997,008

Principal Amount(a)			Fair Value

Repurchase Agreements — (continued)
$ 25,997,008	Undivided interest of 61.11% in a repurchase agreement (principal amount/value $42,543,058 with a maturity value of $42,543,223) with HSBC Securities (USA) Inc, 0.07%, dated 12/31/14 to be repurchased at $25,997,008 on 1/2/15 collateralized by Federal Home Loan Mortgage Corp securities, 3.00% - 8.00%, 1/1/23 - 12/1/47, with a value of $43,394,100. (l)	$	25,997,008

5,469,165	Undivided interest of 63.06% in a repurchase agreement (principal amount/value $8,673,204 with a maturity value of $8,673,243) with RBC Capital Markets Corp, 0.08%, dated 12/31/14 to be repurchased at $5,469,165 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 5.00%, 5/1/15 - 12/20/44, with a value of $8,846,668. (l)		5,469,165

			109,457,198

TOTAL SHORT TERM INVESTMENTS — 15.31% (Cost $119,457,176)		$	119,457,176

TOTAL INVESTMENTS — 112.66% (Cost $852,627,020)		$	879,294,260

OTHER ASSETS & LIABILITIES, NET — (12.66)%		$	(98,822,194)

TOTAL NET ASSETS — 100.00%		$	780,472,066

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2014

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2014, the aggregate cost and fair value of 144A securities was $106,819,734 and $106,522,271, respectively, representing 13.65% of net assets.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.
(d)	All or a portion of the security is on loan at December 31, 2014.
(e)	Security is fair valued under procedures adopted by the Board of Directors.
(f)

Security in default; some interest payments received during the last 12 months. At December 31, 2014, the aggregate cost and fair value of such securities was $913,951 and $1,197,276, respectively, representing 0.15% of net assets.

(g)	Restricted security; further details of these securities are included in a subsequent table.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2014. Maturity date disclosed represents final maturity date.

(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

Goldman Sachs Group Inc	3.55%	02/12/2021	02/05/2014	$ 7,334,297	$ 7,217,799	0.92%

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Loomis Sayles Bond Fund

ASSETS:
Investments in securities, fair value (including $107,054,799 of securities on loan)(a)	$769,837,062
Repurchase agreements, fair value(b)	109,457,198
Cash	6,069,720
Cash denominated in foreign currencies, fair value(c)	62,094
Subscriptions receivable	542,402
Dividends and interest receivable	7,845,250

Total Assets	893,813,726

LIABILITIES:
Payable to investment adviser	638,370
Payable upon return of securities loaned	109,457,198
Redemptions payable	3,246,092

Total Liabilities	113,341,660

NET ASSETS	$780,472,066

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,912,679
Paid-in capital in excess of par	743,515,528
Net unrealized appreciation	26,667,188
(Overdistributed) net investment income	(162,380)
Accumulated net realized gain	4,539,051

NET ASSETS	$780,472,066

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	59,126,793

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$13.20

(a) Cost of investments	$743,169,822
(b) Cost of repurchase agreements	$109,457,198
(c) Cost of cash denominated in foreign currencies	$62,146

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Loomis Sayles Bond Fund

INVESTMENT INCOME:
Interest	$33,391,700
Income from securities lending	240,092
Dividends	1,222,809

Total Income	34,854,601

EXPENSES:
Management fees	7,038,157

Total Expenses	7,038,157

NET INVESTMENT INCOME	27,816,444

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	30,427,359
Net change in unrealized depreciation on investments and foreign currency translations	(32,006,596)

Net Realized and Unrealized Loss	(1,579,237)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,237,207

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Loomis Sayles Bond Fund

OPERATIONS:
Net investment income	$27,816,444	$21,891,232
Net realized gain	30,427,359	7,512,472
Net change in unrealized appreciation (depreciation)	(32,006,596)	10,932,834

Net Increase in Net Assets Resulting from Operations	26,237,207	40,336,538

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,502,136)	(22,213,186)
From net realized gains	(26,292,787)	(6,918,858)

Total Distributions	(55,794,923)	(29,132,044)

CAPITAL SHARE TRANSACTIONS:
Shares sold	238,250,548	509,706,862
Shares issued in reinvestment of distributions	55,794,923	29,132,044
Shares redeemed	(237,333,568)	(233,475,024)

Net Increase in Net Assets Resulting from Capital Share Transactions	56,711,903	305,363,882

Total Increase in Net Assets	27,154,187	316,568,376

NET ASSETS:
Beginning of year	753,317,879	436,749,503

End of year(a)	$780,472,066	$753,317,879

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	16,902,782	36,930,781
Shares issued in reinvestment of distributions	4,144,440	2,147,834
Shares redeemed	(16,843,814)	(17,044,516)

Net Increase	4,203,408	22,034,099

(a) Including (overdistributed) net investment income and undistributed net investment income	$(162,380)	$946,446

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Loomis Sayles Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.72		$13.28		$12.08		$12.28	$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.50	(a)	0.55	(a)	0.67	(a)	0.72	0.81
Net realized and unrealized gain (loss)	(0.02)		0.50		1.25		(0.17)	0.65

Total From Investment Operations	0.48		1.05		1.92		0.55	1.46

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.47)		(0.64)		(0.75)	(0.82)
From net realized gains	(0.47)		(0.14)		(0.08)		–	–

Total Distributions	(1.00)		(0.61)		(0.72)		(0.75)	(0.82)

NET ASSET VALUE, END OF YEAR	$13.20		$13.72		$13.28		$12.08	$12.28

TOTAL RETURN(b)	3.45%		8.04%		16.03%		4.43%	12.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$780,472		$753,318		$436,750		$345,032	$357,111
Ratio of expenses to average net assets	0.90%		0.90%		0.90%		0.90%	0.90%
Ratio of net investment income to average net assets	3.56%		4.01%		5.16%		5.11%	5.44%
Portfolio turnover rate	21%		20%		20%		20%	21%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary

Annual Report - December 31, 2014

sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying

Annual Report - December 31, 2014

investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Asset-Backed Securities	$	—	$	2,459,896	$	—	$	2,459,896
Corporate Bonds and Notes		—		406,655,584		3,037,537		409,693,121
Convertible Bonds		—		41,841,046		—		41,841,046
Foreign Government Bonds and Notes		—		137,662,753		—		137,662,753
Municipal Bonds and Notes		—		6,236,007		—		6,236,007
U.S. Treasury Bonds and Notes		—		133,627,034		—		133,627,034
Common Stock		11,507,633		—		—		11,507,633
Convertible Preferred Stock		100,518		6,092,695		—		6,193,213
Preferred Stock		1,772,829		8,843,552		—		10,616,381
Short Term Investments		—		119,457,176		—		119,457,176

Total Assets	$	13,380,980	$	862,875,743	$	3,037,537	$	879,294,260

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2014

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$29,502,136	$22,213,186
Long-term capital gain	26,292,787	6,918,858

	$55,794,923	$29,132,044

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.

Annual Report - December 31, 2014

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$576,866	$(576,866)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$173,024
Undistributed long-term capital gains	4,406,453
Net unrealized depreciation on foreign currency	(52)
Capital loss carryforwards	–
Post-October losses	(230,109)
Net unrealized appreciation	26,694,543

Tax composition of capital	$31,043,859

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$(230,109)	$–

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$852,599,717

Gross unrealized appreciation on investments	55,530,877
Gross unrealized depreciation on investments	(28,836,334)

Net unrealized appreciation on investments	$26,694,543

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

Annual Report - December 31, 2014

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $177,102,668 and $125,149,519, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $23,255,367 and $33,338,627, respectively.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $107,054,799 and received collateral of $109,457,198 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 3% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Loomis Sayles Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Loomis Sayles Bond Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.            CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL	ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds4. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015